Related Parties (Tables) - Copa Di Vino Corporation [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of future minimum lease payment	The Company is contractually obligated under the lease for annual payments as follows:
2020 (3 months)	45,000
2021	180,000
2022	180,000
2023	180,000
2024	180,000
Thereafter	45,000

Total	$810,000

The Company is contractually obligated under the lease for annual payments as follows:

Years ending December 31, 2020	$177,000
2021	180,000
2022	180,000
2023	180,000
2024	180,000
Thereafter	90,000

Total	$987,000

Schedule of related party debt

Related party payables consist of the following at September 30, 2020 and December 31, 2019:

	2020	2019

Discover Development LLC	$992,710	$108,426

Drinx Tec Inc. note payable (see below)	-	125,000

Total related party notes payable	$992,710	$233,426

Related party payables consist of the following at December 31, 2019 and 2018:

	2019	2018

Discover Development LLC	$108,426	$353,445

Drinx Tec Inc. note payable (see below)	125,000	125,000

Other	-	30,884

Total related party notes payable	$233,426	$509,329